INCOME TAXES - Additional Information (Detail)	12 Months Ended
Sep. 30, 2013
Maximum [Member]
Income Taxes [Line Items]
Open year for income tax examination by IRS and others minimum	2012
Minimum [Member]
Income Taxes [Line Items]
Open year for income tax examination by IRS and others minimum	2010